IMPAIRMENT CHARGES	12 Months Ended
Dec. 31, 2022
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT CHARGES
5.	IMPAIRMENT CHARGES

In accordance with IAS 36, Impairment of Assets, the Group carries out periodic impairment reviews of the asset valuations. A number of factors impacted this calculation including the Company’s market capitalization during the year ended 31 December 2022, the cost of capital, cash flow projections and net asset values across each of the Company’s cash-generating units.

The impact of the above items on the consolidated statement of operations for the year ended December 31, 2022, December 31, 2021, December 31, 2020 was as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	733	2,508	1,795
Impairment of goodwill and other intangible assets (Note 12)	4,624	3,853	15,422
Impairment of prepayments (Note 16)	482	583	562

Total impairment loss	5,839	6,944	17,779